CASH DIVIDEND	12 Months Ended
Dec. 31, 2022
CASH DIVIDEND
Cash Dividend

16.CASH DIVIDEND

The Group did not declare cash dividend to its shareholders in 2020 and 2021.

On March 03, 2022, the Group approved and declared a cash dividend of US$0.021 per ordinary share on its outstanding shares as of the close of trading on March 24, 2022. Such dividend equivalent of RMB416 was fully paid in April 2022.